Related party balances and transactions	12 Months Ended
Dec. 31, 2019
Related party balances and transactions
Related party balances and transactions

10. Related party balances and transactions

In 2018, Jiangxi Ruijing, one of the Group's associates, provided guarantee over loans facilitated with a principal amount of RMB1,333,503,026 through the Company's platform and received RMB21,918,796 guarantee fees from the borrowers. In 2018, the Group remitted RMB20,000,000 to Jiangxi Ruijing as a form of security deposit to cover for any circumstances in which the loans referred by Company were fictitious. In 2019, Jiangxi Ruijing ceased guarantee service to the company's platform and refunded the security deposit in full amount.

In 2019, the Group purchased earnings rights of two loans from Jiangxi Ruijin. The considerations paid amounted to RMB100,000,000(US$14,364,101) and RMB280,000,000(US$40,219,483), respectively, which equal to the principal amounts of the underlying loans (Note 4(2)). The associated interest income amounted to RMB27,111,557(US$3,894,331).

In 2019, the Group transferred loan portfolios with an aggregate amount of RMB108.7 million (US$15.6 million) to Zijinzhonghao (Zhejiang) Investment Co., Ltd. ("ZJZH"), an entity controlled by Mr. Tang Yue. The considerations received by the Group were determined based on the outstanding loan balances on the transaction dates.